JPMorgan Investor Growth & Income Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 87.6%
Fixed Income — 33.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	59,797	602,159
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,702	246,037
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,557	13,959
JPMorgan High Yield Fund Class R6 Shares (a)	15,230	91,837
JPMorgan Income Fund Class R6 Shares (a)	19,153	156,867
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	4,870	46,797
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	5,227	46,154
Total Fixed Income		1,203,810
International Equity — 9.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,131	79,717
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,368	59,536
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,896	65,210
JPMorgan International Equity Fund Class R6 Shares (a)	5,623	80,863
JPMorgan International Focus Fund Class R6 Shares (a)	2,400	45,835
Total International Equity		331,161
U.S. Equity — 44.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,825	119,016
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	6,864	321,293
JPMorgan Large Cap Value Fund Class R6 Shares (a)	12,405	207,166
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,261	46,787
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	328	16,800
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,291	55,828
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,939	369,019
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,175	105,039
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,854	218,096
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,596	124,029
Total U.S. Equity		1,583,073
Total Investment Companies (Cost $2,822,368)		3,118,044
Exchange-Traded Funds — 10.6%
Alternative Assets — 0.8%
JPMorgan Realty Income ETF (a)	631	27,039
International Equity — 5.7%
JPMorgan International Research Enhanced Equity ETF (a)	4,682	203,909
U.S. Equity — 4.1%
JPMorgan Market Expansion Enhanced Equity ETF (a)	3,288	145,997
Total Exchange-Traded Funds (Cost $401,382)		376,945

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b) (Cost $67,951)	67,951	67,951
Total Investments — 100.1% (Cost $3,291,701)		3,562,940
Liabilities in Excess of Other Assets — (0.1)%		(2,105)
NET ASSETS — 100.0%		3,560,835

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,562,940	$—	$—	$3,562,940

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$596,008	$36,938	$—	$—	$(30,787)	$602,159	59,797	$4,564	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	234,389	23,969	—	—	(12,321)	246,037	34,702	2,160	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,637	216	—	—	(894)	13,959	2,557	216	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	89,768	—	—	—	(10,051)	79,717	3,131	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	68,622	—	—	—	(9,086)	59,536	4,368	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	136,640	789	12,741	1,361	(7,033)	119,016	5,825	789	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	70,828	—	—	—	(5,618)	65,210	2,896	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	92,227	1,465	—	—	(1,855)	91,837	15,230	1,464	—
JPMorgan Income Fund Class R6 Shares (a)	160,069	1,963	—	—	(5,165)	156,867	19,153	1,964	—
JPMorgan International Equity Fund Class R6 Shares (a)	89,522	—	—	—	(8,659)	80,863	5,623	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	50,490	—	—	—	(4,655)	45,835	2,400	—	—
JPMorgan International Research Enhanced Equity ETF (a)	226,124	—	—	—	(22,215)	203,909	4,682	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a) *	319,065	7,519	—	—	(5,291)	321,293	6,864	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	238,224	1,001	21,984	195	(10,270)	207,166	12,405	1,001	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	47,161	268	—	—	(632)	46,797	4,870	268	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	150,668	—	—	—	(4,671)	145,997	3,288	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	47,594	—	—	—	(807)	46,787	1,261	—	—
JPMorgan Realty Income ETF (a)	37,937	—	7,988	(2)	(2,908)	27,039	631	265	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	46,973	329	—	—	(1,148)	46,154	5,227	329	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	17,573	—	—	—	(773)	16,800	328	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	69,256	214	13,456	(30)	(156)	55,828	2,291	214	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	10,609	24	10,654	(160)	181	—	—	24	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	388,697	1,369	3,139	(396)	(17,512)	369,019	21,939	1,370	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	108,780	—	—	—	(3,741)	105,039	2,175	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	55,602	85,721	73,372	—	—	67,951	67,951	388	—

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$228,570	$824	$—	$—	$(11,298)	$218,096	7,854	$823	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	146,980	—	17,319	(534)	(5,098)	124,029	3,596	—	—
Total	$3,743,013	$162,609	$160,653	$434	$(182,463)	$3,562,940		$15,839	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
*	Non-income producing security.